Derivative Financial Instruments - Additional Information (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Master netting or similar arrangements, collateral posting requirements, or enforceable right of set off agreements	€ 0	€ 0
Level 1 of fair value hierarchy [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Derivative at fair value	0	0
Level 3 of fair value hierarchy [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Derivative at fair value	€ 0	€ 0